Financial Instruments (Details) (USD $)																								6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014 Reported Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2014 Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2014 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Reported Value Measurement [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2014 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2014 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2014 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2014 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Swap [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Golar Igloo [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Minimum [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Minimum [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Maximum [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Maximum [Member]	Jun. 30, 2014 Currency Swap [Member] Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Currency Swap [Member] Reported Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2014 Currency Swap [Member] Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Currency Swap [Member] Estimate of Fair Value Measurement [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2014 Designated as Hedging Instrument [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 484,683,000	$ 125,347,000	$ 191,457,000	$ 424,714,000	$ 484,683,000	$ 125,347,000
Cash and Cash Equivalents, Fair Value Disclosure											484,683,000	125,347,000
Restricted Cash and Short-term Investments					3,111,000	26,543,000					3,111,000	26,543,000
Available-for-sale Securities					325,684,000	267,352,000					325,684,000	267,352,000
Cost Method Investments	204,172,000	204,172,000							204,172,000	204,172,000					330,065,000	218,647,000
Due from Affiliates, Fair Value Disclosure							20,000,000	0					20,000,000	0
Convertible Debt, Noncurrent							235,490,000	233,020,000					319,678,000	254,063,000
Long-term Debt, Floating							546,559,000	434,008,000					546,559,000	434,008,000
Long-term debt due to related party							0	50,000,000					0	50,000,000
Derivative Asset, Fair Value, Gross Asset	16,979,000	46,827,000																	16,979,000	46,827,000	16,979,000	46,827,000
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(2,197,000)	(4,327,000)
Derivative Asset	14,782,000	42,500,000
Derivative Liability, Fair Value, Gross Asset	6,874,000	12,130,000																	6,874,000	11,401,000	6,874,000	11,401,000						0	729,000	0	729,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(2,197,000)	(4,327,000)
Derivative Liability	4,677,000	7,803,000
Derivative, Fair Value, Net																																3,000,000	5,300,000
Derivative, Notional Amount	1,512,500,000	1,638,000,000															1,512,500,000	128,000,000					100,000,000									127,500,000	128,000,000
Derivative, Fixed Interest Rate																								1.14%	3.57%	4.59%	4.52%
Derivative, Maturity Date																								Dec. 31, 2014		Dec. 31, 2021
Derivative Liability, Notional Amount	$ 25,000,000